Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current assets [Abstract]
Trade receivables	$ 88	$ 152
Government grant receivable	649	2,078
Share issuance proceeds	0	16,563
Interest receivable	738	1,472
ERS receivable	3,341	1,128
Other receivables	2,476	130
Goods and services tax receivable	19,167	7,844
Total other receivables	$ 26,459	$ 29,367